SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	1 Months Ended
Oct. 31, 2021 USD ($)
Common stock to settle promissory notes, amount	$ 21,164
Common stock to settle promissory notes, shares	$ 4,155,048